SHARE OPTION PLAN	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
SHARE OPTION PLAN
SHARE OPTION PLAN

In November 2006, the Board of Directors approved the Company's Share Option Scheme (the "Option Scheme"). The Option Scheme will expire in November 2026, following the renewal in November 2016. The terms and conditions remain unchanged from those originally adopted in November 2006 and permits the Board of Directors, at its discretion, to grant options to employees, officers and directors of the Company or its subsidiaries. The fair value cost of options granted is recognized in the statement of operations, and the corresponding amount is credited to additional paid-in capital. As of December 31, 2019 additional paid-in capital was credited with $0.9 million relating to the fair value of options granted in March 2016, September 2017, April 2018, January 2019 and March 2019.

In January 2019, the Company awarded 100,000 share options at a strike price of $11.50 to one officer of the Company and in March 2019, the Company awarded a further 425,000 share options at a strike price of $12.35 to directors, officers and employees pursuant to the Company's Share Option Scheme. The 525,000 awarded in 2019 have a five years term and a three years vesting period and the first options will be exercisable from January 2020 and March 2020 onwards. The average initial strike price was $12.19 per share.

The following summarizes share option transactions related to the Option Scheme in 2019, 2018 and 2017:

	2019		2018		2017
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	417,500	11.43	369,500	12.20	279,000	13.03
Granted	525,000	12.19	83,000	14.67	113,000	14.30
Exercised	(65,000)	9.92	—	—	(7,500)	11.78
Forfeited	(42,500)	11.80	(35,000)	10.03	(15,000)	11.78
Options outstanding at end of year	835,000	10.72	417,500	11.43	369,500	12.20

Exercisable at end of year	236,167	9.58	111,500	10.03	85,500	11.43

The exercise price of each option is progressively reduced by the amount of any dividends declared. The above figures show the average of the reduced exercise prices at the beginning and end of the year for options then outstanding. For options granted, exercised or forfeited during the year, the above figures show the average of the exercise prices at the time the options were granted, exercised or forfeited, as appropriate.

The fair values of options granted are estimated on the date of the grant, using the Black-Scholes-Merton option valuation model. The fair values are then expensed over the periods in which the options vest. The weighted average fair value of options granted in 2019 was $2.68 per share as at grant date (2018: $3.49; 2017: $3.77). The weighted average assumptions used to calculate the fair values of the new options granted in 2019 were (a) risk free interest rate of 2.36% (2018: 2.63%; 2017: 1.58%); (b) expected share price volatility of 25.0% (2018: 29.5%; 2017: 33.0%); (c) expected dividend yield of 0% (2018: 0%; 2017: 0%) and (d) expected life of options 3.5 years (2018: 3.5 years; 2017: 3.5 years).

The total intrinsic value of 65,000 options exercised in 2019 was $0.3 million on the day of exercise and the Company issued a total of 18,246 new shares in full satisfaction of this intrinsic value, with no cash exchanges.

There were no options exercises in 2018.

In 2017, the total intrinsic value of 7,500 options exercised was $0.02 million. The Company issued 7,500 new shares and received cash of $0.1 million in satisfaction of the value.

As of December 31, 2019, there are 236,167 options fully vested but not exercised (2018: 111,500 options; 2017: 85,500 options) and their intrinsic value amounted to $1.2 million (2018: $0.0 million; 2017: $0.3 million). The weighted average remaining term of the vested exercisable options is 1.8 years as of December 31, 2019.

As of December 31, 2019, the unrecognized compensation costs relating to non-vested options granted under the Option Scheme was $0.8 million (2018: $0.3 million; 2017: $0.5 million) and their intrinsic value amounted to $2 million (2018: $0.0 million; 2017: $0.9 million). This cost will be recognized over the remaining vesting periods, which average 1.3 years (2018: 1.4 years; 2017: 2.0 years).

During the year ended December 31, 2019, the Company recognized a net expense of $0.8 million in compensation cost relating to the stock options (2018: $0.4 million; 2017: $0.4 million).